Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Flexible Bond Fund
Class Name	Class A
Trading Symbol	LFLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Flexible Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$101	0.97%
[1]
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of BrandywineGLOBAL - Flexible Bond Fund returned 8.57%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Emerging market bond positions—particularly in Brazil, Egypt, Mexico, and Panama—were the largest contributors to performance, benefiting from elevated carry and a gradually improving macro backdrop. Disinflation and clearer policy direction supported both local rates and credit risk premia, while in Brazil and Mexico high real yields and credible monetary frameworks enhanced the risk-adjusted appeal of holding duration and harvesting carry as markets repriced the expected path of policy rates.

↑
U.S. high yield contributed as strong coupon income and stable-to-improving risk sentiment supported spread tightening and price gains. Resilient corporate fundamentals and attractive carry helped offset rate-driven volatility in the first half and should keep total returns constructive.

↑
U.S. agency MBS positioning was additive, supported by attractive spreads versus U.S. Treasuries and a compelling carry-and-roll profile, particularly as higher mortgage rates kept prepayments subdued. Slower prepayments reduced negative convexity and allowed the Fund to retain higher-coupon cashflows for longer, improving realized returns versus prior fast-prepay periods.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

Use of derivatives and the impact on performance:
The Fund utilized bond futures as a duration management, hedging, and alpha source, which contributed to performance. Currency forwards were also used to manage the currency exposure, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (5/31/2016)
Class A	8.57	1.78	4.51
Class A (with sales charge)	4.50	0.90	4.04
Bloomberg U.S. Aggregate Index	7.30	-0.36	1.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 461,072,076
Holdings Count | $ / shares	194
Advisory Fees Paid, Amount	$ 2,620,631
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$461,072,076
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	194
Total Management Fee Paid	$2,620,631
Portfolio Turnover Rate	60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Flexible Bond Fund
Class Name	Class C
Trading Symbol	LFLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Flexible Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$181	1.74%
[3]
Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of BrandywineGLOBAL - Flexible Bond Fund returned 7.75%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Emerging market bond positions—particularly in Brazil, Egypt, Mexico, and Panama—were the largest contributors to performance, benefiting from elevated carry and a gradually improving macro backdrop. Disinflation and clearer policy direction supported both local rates and credit risk premia, while in Brazil and Mexico high real yields and credible monetary frameworks enhanced the risk-adjusted appeal of holding duration and harvesting carry as markets repriced the expected path of policy rates.

↑
U.S. high yield contributed as strong coupon income and stable-to-improving risk sentiment supported spread tightening and price gains. Resilient corporate fundamentals and attractive carry helped offset rate-driven volatility in the first half and should keep total returns constructive.

↑
U.S. agency MBS positioning was additive, supported by attractive spreads versus U.S. Treasuries and a compelling carry-and-roll profile, particularly as higher mortgage rates kept prepayments subdued. Slower prepayments reduced negative convexity and allowed the Fund to retain higher-coupon cashflows for longer, improving realized returns versus prior fast-prepay periods.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

Use of derivatives and the impact on performance:
The Fund utilized bond futures as a duration management, hedging, and alpha source, which contributed to performance. Currency forwards were also used to manage the currency exposure, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	Since Inception (9/30/2021)
Class C	7.75	1.02
Class C (with sales charge)	6.75	1.02
Bloomberg U.S. Aggregate Index	7.30	-0.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 461,072,076
Holdings Count | $ / shares	194
Advisory Fees Paid, Amount	$ 2,620,631
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$461,072,076
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	194
Total Management Fee Paid	$2,620,631
Portfolio Turnover Rate	60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Flexible Bond Fund
Class Name	Class I
Trading Symbol	LFLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Flexible Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$76	0.73%
[5]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of BrandywineGLOBAL - Flexible Bond Fund returned 8.81%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Emerging market bond positions—particularly in Brazil, Egypt, Mexico, and Panama—were the largest contributors to performance, benefiting from elevated carry and a gradually improving macro backdrop. Disinflation and clearer policy direction supported both local rates and credit risk premia, while in Brazil and Mexico high real yields and credible monetary frameworks enhanced the risk-adjusted appeal of holding duration and harvesting carry as markets repriced the expected path of policy rates.

↑
U.S. high yield contributed as strong coupon income and stable-to-improving risk sentiment supported spread tightening and price gains. Resilient corporate fundamentals and attractive carry helped offset rate-driven volatility in the first half and should keep total returns constructive.

↑
U.S. agency MBS positioning was additive, supported by attractive spreads versus U.S. Treasuries and a compelling carry-and-roll profile, particularly as higher mortgage rates kept prepayments subdued. Slower prepayments reduced negative convexity and allowed the Fund to retain higher-coupon cashflows for longer, improving realized returns versus prior fast-prepay periods.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

Use of derivatives and the impact on performance:
The Fund utilized bond futures as a duration management, hedging, and alpha source, which contributed to performance. Currency forwards were also used to manage the currency exposure, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (5/31/2016)
Class I	8.81	2.02	4.77
Bloomberg U.S. Aggregate Index	7.30	-0.36	1.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 461,072,076
Holdings Count | $ / shares	194
Advisory Fees Paid, Amount	$ 2,620,631
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$461,072,076
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	194
Total Management Fee Paid	$2,620,631
Portfolio Turnover Rate	60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Flexible Bond Fund
Class Name	Class IS
Trading Symbol	LFLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Flexible Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$68	0.65%
[7]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IS shares of BrandywineGLOBAL - Flexible Bond Fund returned 8.90%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Emerging market bond positions—particularly in Brazil, Egypt, Mexico, and Panama—were the largest contributors to performance, benefiting from elevated carry and a gradually improving macro backdrop. Disinflation and clearer policy direction supported both local rates and credit risk premia, while in Brazil and Mexico high real yields and credible monetary frameworks enhanced the risk-adjusted appeal of holding duration and harvesting carry as markets repriced the expected path of policy rates.

↑
U.S. high yield contributed as strong coupon income and stable-to-improving risk sentiment supported spread tightening and price gains. Resilient corporate fundamentals and attractive carry helped offset rate-driven volatility in the first half and should keep total returns constructive.

↑
U.S. agency MBS positioning was additive, supported by attractive spreads versus U.S. Treasuries and a compelling carry-and-roll profile, particularly as higher mortgage rates kept prepayments subdued. Slower prepayments reduced negative convexity and allowed the Fund to retain higher-coupon cashflows for longer, improving realized returns versus prior fast-prepay periods.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

Use of derivatives and the impact on performance:
The Fund utilized bond futures as a duration management, hedging, and alpha source, which contributed to performance. Currency forwards were also used to manage the currency exposure, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IS	8.90	2.10	5.25
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 461,072,076
Holdings Count | $ / shares	194
Advisory Fees Paid, Amount	$ 2,620,631
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$461,072,076
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	194
Total Management Fee Paid	$2,620,631
Portfolio Turnover Rate	60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.